Loans and Allowance for Loan Losses - Schedule of Loans and Leases Receivable Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, January 1	$ 9,692	$ 6,576
New loans and renewals during the year	15,299	16,295
Repayments (including loans paid by renewal) during the year	(17,232)	(13,179)
Balance, December 31	$ 7,759	$ 9,692